Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period		$ 125,228	$ 174,901
Derecognition	$ (102,000)
Intangible assets other than goodwill at end of period	125,228	181,445	125,228	$ 174,901
Acquired R&D available for use
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period		105,539	0
Reclassification			53,000
Intangible assets other than goodwill at end of period	105,539	131,970	105,539	0
Acquired In-Process R&D
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period		17,249	70,180
Reclassification			(53,000)
Intangible assets other than goodwill at end of period	17,249	47,249	17,249	70,180
Software & databases
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period		2,440	2,722
Intangible assets other than goodwill at end of period	2,440	2,226	2,440	2,722
Other Intangibles
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period		0	102,000
Amortization	(102,000)
Intangible assets other than goodwill at end of period	0	0	0	102,000
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period		130,520	176,519	172,591
Additions		66,500	56,000	102,992
Disposals			(102,000)	(5)
Derecognition				(99,058)
Reclassification			0
Intangible assets other than goodwill at end of period	130,520	197,020	130,520	176,519
Cost | Acquired R&D available for use
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period		108,931	0	0
Additions		36,500	56,000	0
Disposals			0	0
Derecognition				0
Reclassification			52,931
Intangible assets other than goodwill at end of period	108,931	145,431	108,931	0
Cost | Acquired In-Process R&D
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period		17,249	70,180	70,180
Additions		30,000	0	0
Disposals			0	0
Derecognition				0
Reclassification			(52,931)
Intangible assets other than goodwill at end of period	17,249	47,249	17,249	70,180
Cost | Software & databases
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period		4,340	4,340	3,353
Additions		0	0	992
Disposals			0	(5)
Derecognition				0
Reclassification			0
Intangible assets other than goodwill at end of period	4,340	4,340	4,340	4,340
Cost | Other Intangibles
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period		0	102,000	99,058
Additions		0	0	102,000
Disposals			(102,000)	0
Derecognition				(99,058)
Reclassification			0
Intangible assets other than goodwill at end of period	0	0	0	102,000
Depreciation and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period		(5,292)	(1,618)	(907)
Derecognition		0	(102,000)	(99,058)
Amortization		(10,282)	(105,674)	(99,768)
Intangible assets other than goodwill at end of period	(5,292)	(15,575)	(5,292)	(1,618)
Depreciation and impairment | Acquired R&D available for use
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period		(3,392)	0	0
Derecognition		0	0	0
Amortization		(10,069)	(3,392)	0
Intangible assets other than goodwill at end of period	(3,392)	(13,461)	(3,392)	0
Depreciation and impairment | Acquired In-Process R&D
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period		0	0	0
Derecognition		0	0	0
Amortization		0	0	0
Intangible assets other than goodwill at end of period	0	0	0	0
Depreciation and impairment | Software & databases
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period		(1,900)	(1,618)	(907)
Derecognition		0	0	0
Amortization		(213)	(282)	(711)
Intangible assets other than goodwill at end of period	(1,900)	(2,113)	(1,900)	(1,618)
Depreciation and impairment | Other Intangibles
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period		0	0	0
Derecognition		0	(102,000)	(99,058)
Amortization			(102,000)	(99,058)
Intangible assets other than goodwill at end of period	$ 0	$ 0	$ 0	$ 0